Derivative Financial Instruments (Summary Of Protection Sold Through Credit Default Swaps And Credit Linked Notes) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	¥ 107,425,000		¥ 98,717,000
Maximum potential/Notional amount, Expiring in 1-5 years	37,805,000		56,321,000
Maximum potential/Notional amount, Expiring over 5 years	10,143,000		11,619,000
Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	624,962		984,339
Maximum potential/Notional amount, Expiring in 1-5 years	2,387,304		2,130,916
Maximum potential/Notional amount, Expiring over 5 years	241,579		180,667
Maximum potential/Notional amount, Total	3,253,845		3,295,922
Credit derivative (asset) liability at fair value	(3,130)	[1]	3,976	[1]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	575,600		866,423
Maximum potential/Notional amount, Expiring in 1-5 years	1,943,959		1,630,005
Maximum potential/Notional amount, Expiring over 5 years	116,406		132,429
Maximum potential/Notional amount, Total	2,635,965		2,628,857
Credit derivative (asset) liability at fair value	339	[1]	6,575	[1]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	488,834	[2]	738,815	[2]
Maximum potential/Notional amount, Expiring in 1-5 years	1,775,720	[2]	1,496,719	[2]
Maximum potential/Notional amount, Expiring over 5 years	102,613	[2]	130,926	[2]
Maximum potential/Notional amount, Total	2,367,167	[2]	2,366,460	[2]
Credit derivative (asset) liability at fair value	(8,863)	[1],[2]	2,389	[1],[2]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Non-Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	75,959		111,916
Maximum potential/Notional amount, Expiring in 1-5 years	164,215		122,896
Maximum potential/Notional amount, Expiring over 5 years	13,793		1,503
Maximum potential/Notional amount, Total	253,967		236,315
Credit derivative (asset) liability at fair value	9,275	[1]	4,205	[1]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	10,807		15,692
Maximum potential/Notional amount, Expiring in 1-5 years	4,024		10,390
Maximum potential/Notional amount, Total	14,831		26,082
Credit derivative (asset) liability at fair value	(73)	[1]	(19)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	49,362		117,916
Maximum potential/Notional amount, Expiring in 1-5 years	443,345		500,911
Maximum potential/Notional amount, Expiring over 5 years	125,173		48,238
Maximum potential/Notional amount, Total	617,880		667,065
Credit derivative (asset) liability at fair value	(3,469)	[1]	(2,599)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	34,479		60,366
Maximum potential/Notional amount, Expiring in 1-5 years	48,539		120,072
Maximum potential/Notional amount, Expiring over 5 years	116,173		44,238
Maximum potential/Notional amount, Total	199,191		224,676
Credit derivative (asset) liability at fair value	600	[1]	749	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	34,479	[2]	17,129	[2]
Maximum potential/Notional amount, Expiring in 1-5 years	47,599	[2]	119,132	[2]
Maximum potential/Notional amount, Expiring over 5 years	116,173	[2]	44,238	[2]
Maximum potential/Notional amount, Total	198,251	[2]	180,499	[2]
Credit derivative (asset) liability at fair value	600	[1],[2]	772	[1],[2]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Non-Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less			35,413
Maximum potential/Notional amount, Expiring in 1-5 years	940		940
Maximum potential/Notional amount, Total	940		36,353
Credit derivative (asset) liability at fair value			45	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less			7,824
Maximum potential/Notional amount, Total			7,824
Credit derivative (asset) liability at fair value			(68)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	14,883		57,550
Maximum potential/Notional amount, Expiring in 1-5 years	394,806		380,839
Maximum potential/Notional amount, Expiring over 5 years	9,000		4,000
Maximum potential/Notional amount, Total	418,689		442,389
Credit derivative (asset) liability at fair value	(4,069)	[1]	(3,348)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	7,680	[2]	51,600	[2]
Maximum potential/Notional amount, Expiring in 1-5 years	367,814	[2]	358,506	[2]
Maximum potential/Notional amount, Expiring over 5 years	9,000	[2]	4,000	[2]
Maximum potential/Notional amount, Total	384,494	[2]	414,106	[2]
Credit derivative (asset) liability at fair value	(4,131)	[1],[2]	(4,025)	[1],[2]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Non-Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	7,203		5,950
Maximum potential/Notional amount, Expiring in 1-5 years	2,284		10,082
Maximum potential/Notional amount, Total	9,487		16,032
Credit derivative (asset) liability at fair value	(153)	[1]	(161)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1-5 years	24,708		12,251
Maximum potential/Notional amount, Total	24,708		12,251
Credit derivative (asset) liability at fair value	215	[1]	838	[1]
Credit-Linked Notes [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	7,500	[3]	15,000	[3]
Maximum potential/Notional amount, Expiring in 1-5 years	1,505	[3]	12,109	[3]
Maximum potential/Notional amount, Expiring over 5 years	4,517	[3]	13,997	[3]
Maximum potential/Notional amount, Total	13,522	[3]	41,106	[3]
Credit derivative (asset) liability at fair value	¥ (12,741)	[1],[3]	¥ (32,514)	[1],[3]

[1]	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
[2]	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
[3]	Fair value amounts shown represent the fair value of the hybrid instruments.